Segment Information - Schedule of Geographic Regions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Geographic Regions [Line Items]
Revenue	$ 417,956	$ 571,044	$ 704,161
Satellites, property and other equipment	2,716,708	2,277,143
Intangible assets	442,278	497,466
Other long-term assets	368,657	516,507
Canada [Member]
Schedule of Geographic Regions [Line Items]
Revenue	213,123	260,425	324,226
Satellites, property and other equipment	2,464,818	1,903,673
Intangible assets	428,909	477,221
Other long-term assets	343,059	516,507
United States [Member]
Schedule of Geographic Regions [Line Items]
Revenue	133,185	210,628	245,328
Satellites, property and other equipment	12,276	14,964
Intangible assets	5,426	7,896
Other long-term assets	25,598
Asia & Australia [Member]
Schedule of Geographic Regions [Line Items]
Revenue	13,926	31,984	50,651
Latin America & Caribbean [Member]
Schedule of Geographic Regions [Line Items]
Revenue	29,717	36,459	48,664
Intangible assets	7,943	8,817
Europe, Middle East & Africa [Member]
Schedule of Geographic Regions [Line Items]
Revenue	28,005	31,548	$ 35,292
Satellites, property and other equipment		7,427
United Kingdom [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	238,478	349,619
All Others [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	1,136	1,460
Intangible assets		$ 3,532